Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non- CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($M)(7)	Adjusted EBITDA ($M)(8)

2023	7,139,463	(23,282,472)	2,329,437	(3,247,683)	8.44	116.84	(1,280.2)	$401.1

2022	19,590,453	(11,340,890)	6,618,539	4,513,569	39.93	87.14	89.9	530.8

2021	4,025,740	(63,071,055)	2,890,921	(2,050,650)	62.24	105.55	159.8	548.4

2020	25,898,323	184,711,531	6,134,975	19,463,127	88.54	99.27	(31.7)	427.6

(1)
Mr. Coughlin was our only principal executive officer (PEO) during the 2020 through 2023 fiscal years. The amounts shown represent the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Coughlin in each of the fiscal years.

(2)
Amounts in this column represent the amount of “compensation actually paid” to Mr. Coughlin, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Mr. Coughlin	2023

Summary Compensation Table Total	7,139,463

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	(5,666,668)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	1,306,149

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	(16,311,916)

Plus , change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	(9,749,500)

Compensation Actually Paid to CEO	(23,282,472)

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Coughlin) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; (ii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iii) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.

47
(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Average Non-CEO NEOs	2023

Average Summary Compensation Table Total	2,329,437

Less , average value of Stock Awards and Option Awards reported in Summary Compensation Table	(1,337,832)

Plus , average year-end fair value of outstanding and unvested equity awards granted during the year	286,585

Plus , average year over year change in fair value of outstanding and unvested equity awards granted during prior years	(2,905,716)

Plus , average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	(1,620,157)

Average Compensation Actually Paid to Non-CEO NEOs	(3,247,683)

(5)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is January 13, 2021, the date of our initial public offering.

(6)
The peer group used for this purpose is the following published industry index: S&P Retail Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
for each fiscal year.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. We inadvertently used our net (loss) income attributable to Class A and
B-1
common stockholders in our 2023 Proxy Statement. As such, we have corrected the figures reported above to use our net (loss) income.

(8)
Adjusted EBITDA is calculated consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended February 3, 2024, under the heading “Reconciliation of
Non-GAAP
Financial Measures to GAAP Measures.” Beginning in fiscal 2023, we made certain changes to how we define adjusted EBITDA, including to no longer include store pre-opening
expenses, store closing expenses,
non-cash
occupancy costs and certain other costs in our
non-GAAP
adjustments. As such, we have updated the figures reported above to be consistent with our current calculation methodology.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Coughlin) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; (ii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iii) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P Retail Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
	for each fiscal year.
PEO Total Compensation Amount	$ 7,139,463	$ 19,590,453	$ 4,025,740	$ 25,898,323
PEO Actually Paid Compensation Amount	$ (23,282,472)	(11,340,890)	(63,071,055)	184,711,531
Adjustment To PEO Compensation, Footnote
(2)
Amounts in this column represent the amount of “compensation actually paid” to Mr. Coughlin, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Mr. Coughlin	2023

Summary Compensation Table Total	7,139,463

Less , value of Stock Awards and Option Awards reported in Summary Compensation Table	(5,666,668)

Plus , year-end fair value of outstanding and unvested equity awards granted during the year	1,306,149

Plus , year over year change in fair value of outstanding and unvested equity awards granted during prior years	(16,311,916)

Plus , change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	(9,749,500)

Compensation Actually Paid to CEO	(23,282,472)

Non-PEO NEO Average Total Compensation Amount	$ 2,329,437	6,618,539	2,890,921	6,134,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,247,683)	4,513,569	(2,050,650)	19,463,127
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Average Non-CEO NEOs	2023

Average Summary Compensation Table Total	2,329,437

Less , average value of Stock Awards and Option Awards reported in Summary Compensation Table	(1,337,832)

Plus , average year-end fair value of outstanding and unvested equity awards granted during the year	286,585

Plus , average year over year change in fair value of outstanding and unvested equity awards granted during prior years	(2,905,716)

Plus , average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	(1,620,157)

Average Compensation Actually Paid to Non-CEO NEOs	(3,247,683)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA;

•	Total Revenue;

•	ROIC; and

•	Operating Cash Flow.

Total Shareholder Return Amount	$ 8.44	39.93	62.24	88.54
Peer Group Total Shareholder Return Amount	116.84	87.14	105.55	99.27
Net Income (Loss)	$ (1,280,200,000)	$ 89,900,000	$ 159,800,000	$ (31,700,000)
Company Selected Measure Amount	401,100,000	530,800,000	548,400,000	427,600,000
PEO Name	Mr. Coughlin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is calculated consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended February 3, 2024, under the heading “Reconciliation of
Non-GAAP
Financial Measures to GAAP Measures.” Beginning in fiscal 2023, we made certain changes to how we define adjusted EBITDA, including to no longer include store pre-opening
expenses, store closing expenses,
non-cash
occupancy costs and certain other costs in our
non-GAAP
	adjustments. As such, we have updated the figures reported above to be consistent with our current calculation methodology.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Stock Awards and Option Awards reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,666,668)
PEO | yearend fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,306,149
PEO | year over year change in fair value of outstanding and unvested equity awards granted during prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,311,916)
PEO | change in fair value from prior yearend to vesting date of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,749,500)
Non-PEO NEO | Stock Awards and Option Awards reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,337,832)
Non-PEO NEO | yearend fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,585
Non-PEO NEO | year over year change in fair value of outstanding and unvested equity awards granted during prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,905,716)
Non-PEO NEO | change in fair value from prior yearend to vesting date of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,620,157)